Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Intangible assets
Schedule of reconciliation of changes in intangible assets

		Customer	Technology
	Goodwill	relationships	and other	Software	Total
	$'m	$'m	$'m	$'m	$'m
Cost
At January 1, 2018	2,201	2,355	251	88	4,895
Additions	—	—	12	25	37
Impairment (i)	(186)	—	—	—	(186)
Exchange	(45)	(55)	(8)	(3)	(111)
At December 31, 2018	1,970	2,300	255	110	4,635
Amortization
At January 1, 2018		(607)	(126)	(58)	(791)
Charge for the year		(227)	(30)	(8)	(265)
Exchange		17	3	2	22
At December 31, 2018		(817)	(153)	(64)	(1,034)
Net book value
At December 31, 2018	1,970	1,483	102	46	3,601
Cost
At January 1, 2019	1,970	2,300	255	110	4,635
Additions	—	—	12	13	25
Disposal of Food & Specialty	(328)	(203)	(103)	(44)	(678)
Disposal	—	—	—	(1)	(1)
Transfers	—	—	(11)	11	—
Exchange	(18)	(14)	(3)	(2)	(37)
At December 31, 2019	1,624	2,083	150	87	3,944
Amortization
At January 1, 2019		(817)	(153)	(64)	(1,034)
Charge for the year		(214)	(27)	(8)	(249)
Disposal of Food & Specialty		146	60	6	212
Disposal		—	—	1	1
Exchange		5	3	2	10
At December 31, 2019		(880)	(117)	(63)	(1,060)
Net book value
At December 31, 2019	1,624	1,203	33	24	2,884

Summary of goodwill allocation

	At December 31,
	2019	2018
	$'m	$'m
Metal Beverage Packaging Europe	566	577
Metal Beverage Packaging Americas	437	437
Glass Packaging Europe	61	62
Glass Packaging North America	560	560
Total Goodwill from continuing operations	1,624	1,636
Discontinued operation Europe	—	305
Discontinued operation North America	—	29
Total Goodwill	1,624	1,970

Schedule of significant goodwill amounts arising in the groups of CGUs

	Metal	Metal		Glass
	Beverage	Beverage	Glass	Packaging
	Packaging	Packaging	Packaging	North
	Europe	Americas	Europe	America
	$'m/%	$'m/%	$'m/%	$'m/%
2019
Carrying amount of goodwill	566	437	61	560
Excess of recoverable amount	2,109	1,581	3,842	158
Pre-tax discount rate applied	5.1	8.5	6.5	7.2
2018
Carrying amount of goodwill	577	437	62	560
Excess of recoverable amount	1,673	1,085	2,222	N/A
Pre-tax discount rate applied	6.7	9.6	8.5	N/A
2017
Carrying amount of goodwill	604	437	65	746
Excess of recoverable amount	1,650	786	2,907	859
Pre-tax discount rate applied	7.4	9.6	8.2	9.1